Share-Based Compensation (Details) - TOI Parent Inc. - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Nov. 06, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Maximum total number of common shares for which Stock Options may be granted			15,640
Common shares authorized and unissued		399,900		400,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Term of award	10 years
Maximum total number of common shares for which Stock Options may be granted	13,640	13,640	15,640
Common shares authorized and unissued	399,900
Stock options | Vest on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Term of award		7 years
Percentage of stock options		25.00%
Stock options | Remaining vest on equal monthly-basis
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options		75.00%